Premises, equipment and computer software - Schedule of Premise, Equipment, and Computer Software (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 357,055	$ 342,346
Accumulated depreciation	(198,995)	(177,556)
Net carrying value	158,060	164,790
Total depreciation charged to operating expenses	26,137	23,499	$ 24,277
Land
Property, Plant and Equipment [Line Items]
Cost	8,612	9,008
Accumulated depreciation	0	0
Net carrying value	8,612	9,008
Buildings
Property, Plant and Equipment [Line Items]
Cost	144,196	139,534
Accumulated depreciation	(61,853)	(59,110)
Net carrying value	82,343	80,424
Total depreciation charged to operating expenses	4,283	3,781	4,058
Equipment
Property, Plant and Equipment [Line Items]
Cost	21,323	20,000
Accumulated depreciation	(15,490)	(15,997)
Net carrying value	5,833	4,003
Total depreciation charged to operating expenses	1,413	1,336	1,462
Computer hardware and software in use
Property, Plant and Equipment [Line Items]
Cost	177,017	165,251
Accumulated depreciation	(121,652)	(102,449)
Net carrying value	55,365	62,802
Total depreciation charged to operating expenses	20,441	18,382	$ 18,757
Computer software in development
Property, Plant and Equipment [Line Items]
Cost	5,907	8,553
Accumulated depreciation	0	0
Net carrying value	$ 5,907	$ 8,553